Separate Account	12 Months Ended
Dec. 31, 2022
Separate Accounts [Abstract]
Separate Account	11. Separate Accounts

The following table presents the fair value of separate account assets (in millions) reported on the Consolidated Balance Sheets by major investment category:

	As of December 31,
	2022	2021
Mutual funds and collective investment trusts	$142,892	$181,766
Exchange-traded funds	258	432
Fixed maturity AFS securities	169	207
Cash and invested cash	98	54
Other investments	119	124
Total	$143,536	$182,583

The following table reconciles separate account liabilities (in millions) to the Consolidated Balance Sheets:

	As of December 31,
	2022	2021
UL and Other	$20,920	$24,785
Variable Annuities	105,573	136,665
Retirement Plan Services	16,996	21,068
Other Operations (1)	47	65
Total separate account liabilities	$143,536	$182,583

(1)Represents separate account liabilities reported in Other Operations primarily attributable to the indemnity reinsurance agreements with Protective ($42 million and $62 million as of December 31, 2022 and December 31, 2021, respectively) that are excluded from the following tables.

The following table summarizes the balances of and changes in separate account liabilities (in millions):

	As of or For the Year Ended			As of or For the Year Ended
	December 31, 2022			December 31, 2021
			Retirement			Retirement
	UL and	Variable	Plan	UL and	Variable	Plan
	Other	Annuities	Services	Other	Annuities	Services
Balance as of beginning-of-year	$24,785	$136,665	$21,068	$20,952	$128,121	$18,809
Gross deposits	1,900	3,371	2,378	1,786	5,220	2,294
Withdrawals	(454)	(9,238)	(2,378)	(441)	(11,499)	(2,970)
Policyholder assessments	(938)	(2,603)	(164)	(865)	(2,836)	(185)
Change in market performance	(4,371)	(23,194)	(3,710)	3,470	16,990	3,245
Net transfers from (to) general account	(2)	572	(198)	(117)	669	(125)
Balance as of end-of-year	$20,920	$105,573	$16,996	$24,785	$136,665	$21,068

Cash surrender value	$18,666	$103,987	$16,982	$22,614	$134,896	$21,049